PROPERTY AND EQUIPMENT (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 93,354	$ 30,702	$ 51,988
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 1,498	$ 2,399